Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	CHEMICAL & MINING CO OF CHILE INC
Entity Central Index Key	0000909037
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Trading Symbol	SQM
Entity Common Stock, Shares Outstanding	263,196,524
Entity Shell Company	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Series B common shares, in the form of American Depositary Shares each representing one Series B share
Security Exchange Name	NYSE
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Series A Common Shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	142,819,552
Series B Common Shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	120,376,972